FINANCIAL INSTRUMENTS - Fair values of derivative instruments designated and not designated as cash flow hedges (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative [Line Items]
Total derivative instruments -short-term assets	$ 0	$ 121
Total derivative instruments - long-term assets	14,092	15,523
Financial instruments at fair value, current portion	0	14,884
Total derivative instruments - long-term liabilities	6,146	103
Not designated as hedging instrument
Derivative [Line Items]
Total derivative instruments -short-term assets	0	100
Not designated as hedging instrument | Interest rate swaps
Derivative [Line Items]
Total derivative instruments -short-term assets	0	121
Total derivative instruments - long-term assets	7,887	11,515
Total derivative instruments - long-term liabilities	1,124	0
Not designated as hedging instrument | Cross currency interest rate swaps
Derivative [Line Items]
Total derivative instruments - long-term assets	464	165
Not designated as hedging instrument | Cross currency swaps
Derivative [Line Items]
Financial instruments at fair value, current portion	0	14,884
Designated as hedging instrument | Interest rate swaps
Derivative [Line Items]
Total derivative instruments - long-term assets	0	1,631
Total derivative instruments - long-term liabilities	5,022	103
Designated as hedging instrument | Cross currency interest rate swaps
Derivative [Line Items]
Total derivative instruments - long-term assets	$ 5,741	$ 2,212